Warrant Liabilities (Details) - Schedule of Warrants Outstanding and Exercisable - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding and exercisable	9,098,514	9,098,514
Weighted average exercise price (CAD$)	$ 7.04	$ 7.64
March 16, 2024 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding and exercisable	1,872,659	3,121,099
Weighted average exercise price (CAD$)	$ 9.42	$ 9.42
June 18, 2024 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding and exercisable	2,083,334	2,083,334
Weighted average exercise price (CAD$)	$ 5.97	$ 5.97
April 9, 2025 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding and exercisable	2,112,773	3,894,081
Weighted average exercise price (CAD$)	$ 7.11	$ 7.11
September 9, 2025 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding and exercisable	3,029,748
Weighted average exercise price (CAD$)	$ 6.25